401(k) PLANS	12 Months Ended
Dec. 31, 2022
VASO CORPORATION [Member]
401(k) PLANS [Line Items]
401(k) PLANS

NOTE S — 401(k) PLANS

The Company maintains a defined contribution plan to provide retirement benefits for its employees — the Vaso Corporation 401(k) Plan adopted in April 1997. As allowed under Section 401(k) of the Internal Revenue Code, the plan provides tax-deferred salary deductions for eligible employees. Employees are eligible to participate in the next quarter enrollment period after employment and participants may make voluntary contributions to the plan up to 80% of their compensation, subject to applicable IRS annual limitations. In the years ended December 31, 2022 and 2021 the Company made discretionary contributions, to match a percentage of employee contributions, of approximately $112,000 and $129,000, respectively.